                                    CERTIFICATION


              Pursuant to Rule 497(j), Neuberger & Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to Neuberger & Berman NYCDC Socially Responsive Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to its Registration Statement and (b) that Amendment No. 8 was filed electronically.


                                     /s/ Claudia A. Brandon
     Dated:  January 3, 1996  By: --------------------------
                                    Claudia A. Brandon